12 Financial assets and financial liabilities (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2020		Dec. 31, 2019
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders		R$ 518,240		R$ 300,237
Current		188,420		131,883
Non-current		329,820		168,354
Instituto Paraense De Educacao E Cultura Ltda. (IPEC) [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders		28,307	[1]	55,090	[2]
Centro De Ciencias Em Saude De Itajuba S.A. ("CCSI") [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders	[3]
Instituto De Ensino Superior Do Piaui S.A. ("IESP") [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders		38,771	[4]	75,450	[5]
FADEP - Faculdade Educacional De Pato Branco Ltda. ("FADEP") [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders	[6]			18,745
Instituto Educacional Santo Agostinho S.A. ("FASA") [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders		70,356	[7]	105,306	[8]
Instituto De Pesquisa E Ensino Medico Do Estado De Minas Gerais Ltda. ("IPEMED") [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders		38,622	[1]	R$ 45,646	[9]
UniRedentor [member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders	[1]	97,773
UniSL [member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders	[10]	53,386
FCMPB [member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders	[11]	189,420
Faculdade de Ensino Superior da Amazonia Reunida - (FESAR) [member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders	[12]	1,569
MEDPHONE [member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders	[13]	R$ 36

[1]	On January 31, 2020, Afya Brazil acquired 100% of UniRedentor and R$ 114,607 was paid in cash on the transaction closing date, and the original amount of R$100,000 is payable in five equal installments from January 2021 through July 2024, adjusted by the CDI rate. The purchase consideration was adjusted by R$4,503 and such amount will be deducted from the first installment due in January 2021.
[2]	On August 13, 2019, Afya Brazil acquired 100% of IPEC and R$54,000 was paid in cash on the transaction closing date, and (ii) R$54,000 is payable in two equal installments, adjusted by the CDI rate, and due annually at the end of the first and the second year from the transaction closing date.
[3]	On May 30, 2018, Afya Brazil acquired 60% of CCSI and the amount payable is adjusted by the IGP-M inflation rate and was settled in December 2019.
[4]	On November 27, 2018, Afya Brazil acquired 80% of IESP and the amounts of (i) R$8,906 was paid in February 2019, and (ii) R$106,200 is payable in three equal installments of R$35,400, each adjusted by the CDI rate through the payment date. The first and second installments were paid in November 2019 and 2020, respectively, and the remaining installment is due by the end of the third year from the transaction closing date.
[5]	On November 27, 2018, Afya Brazil acquired 80% of IESP and the amounts of (i) R$8,906 is payable in February 2019, and (ii) R$106,200 is payable in three equal installments of R$35,400, each adjusted by the CDI rate through the payment date. The first installment was paid in November 2019 and the remaining two installments are due by the end of the second and third year from the transaction closing date.
[6]	On December 5, 2018, Afya Brazil acquired 100% of FADEP and the amount of R$52,846 is payable in three equal installments of R$17,615, each adjusted by the SELIC rate through the payment date and due semiannually from the transaction closing date. The first installment was paid in June 2019, the second installment was paid in December 2019, and the last installment is due in June 2020.
[7]	On April 3, 2019, Afya Brazil acquired 90% of FASA and R$ 39,695 was paid in April 2020, R$ 29,770 is payable in April 2021, and R$ 29,770 is payable in April 2022; each adjusted by the IPCA rate + 4.1% per year.
[8]	On April 3, 2019, Afya Brazil acquired 90% of FASA and R$ 39,695 is payable in April 2020; R$ 29,770 is payable in April 2021; and R$ 29,770 is payable in April 2022, adjusted by the IPCA rate + 4.1% per year.
[9]	On May 9, 2019, Afya Brazil acquired 100% of IPEMED and R$ 45,303 is payable in five equal installments of R$ 9,061, adjusted by the CDI rate, and due annually in February 2020, 2021, 2022, 2023 and 2024.
[10]	On May 5, 2020, Afya Brazil acquired 100% of UniSL. The purchase consideration is R$201,521, of which: R$ 141,065 was paid in cash on the transaction closing date, and R$ 60,456 is payable in three equal installments through May 2023, adjusted by the CDI rate. The purchase consideration was adjusted by R$7,816 and such amount will be deducted from the first installment due in May 2021.
[11]	On November 9, 2020, Afya Brazil acquired 100% of FCMPB. The net purchase price of R$379,913 was adjusted to R$378,807, of which: R$ 189,913 was paid in cash on the transaction closing date, and R$ 188,894 is payable in four installments through November 2024, adjusted by the CDI rate.
[12]	On November 3, 2020, Afya Brazil acquired 100% of the share capital of FESAR. The aggregate purchase price was R$260,836, including the CDI rate adjustment from the singing and the real state of the operation, estimated at R$ 17,397, of which 100% was paid in cash on the closing of the operation. The purchase consideration was adjusted by R$1,569 and was paid on February 25, 2021.
[13]	On November 4, 2020, Afya Brazil acquired 100% of the share capital of MedPhone. The net purchase price was R$6,373 of which 100% was paid in cash on the closing of the operation. The purchase consideration was adjusted by R$36 and was paid on February 2, 2021.